UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Karsch Capital Management, LP
Address: 110 East 59th Street
         27th Floor
         New York, NY  10022

13F File Number:  028-10078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael A. Karsch
Title:     Principal
Phone:     (212) 507-9782

Signature, Place, and Date of Signing:

 /s/    Michael A. Karsch     New York, NY/USA     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $1,522,539 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100    44083   115650 SH       SOLE                   115650        0        0
ASHLAND INC NEW                COM              044209104    75374  1707610 SH       SOLE                  1707610        0        0
BRIGHAM EXPLORATION CO         COM              109178103    44069  1744622 SH       SOLE                  1744622        0        0
CHECK POINT SOFTWARE TECH LT   ORD              m22465104    67634  1281910 SH       SOLE                  1281910        0        0
COCA COLA ENTERPRISES INC NE   COM              19122t109    50714  2038340 SH       SOLE                  2038340        0        0
DISCOVER FINL SVCS             COM              254709108    46956  2046901 SH       SOLE                  2046901        0        0
EBAY INC                       COM              278642103    70395  2387077 SH       SOLE                  2387077        0        0
EXPRESS SCRIPTS INC            COM              302182100   101464  2737091 SH       SOLE                  2737091        0        0
F M C CORP                     COM NEW          302491303    39131   565810 SH       SOLE                   565810        0        0
FORTUNE BRANDS INC             COM              349631101   127981  2366508 SH       SOLE                  2366508        0        0
HUMANA INC                     COM              444859102    62700   862089 SH       SOLE                   862089        0        0
ISHARES TR                     S&P 500 INDEX    464287200    20953   184300 SH       SOLE                   184300        0        0
LOCKHEED MARTIN CORP           COM              539830109   109910  1513079 SH       SOLE                  1513079        0        0
MICROSTRATEGY INC              CL A NEW         594972408    28871   253100 SH       SOLE                   253100        0        0
NEWS CORP                      CL A             65248e104    79016  5104367 SH       SOLE                  5104367        0        0
OASIS PETE INC NEW             COM              674215108     7122   318947 SH       SOLE                   318947        0        0
PRICELINE COM INC              COM NEW          741503403    39869    88704 SH       SOLE                    88704        0        0
QUALCOMM INC                   COM              747525103    41654   856541 SH       SOLE                   856541        0        0
ROCKWOOD HLDGS INC             COM              774415103    58299  1730450 SH       SOLE                  1730450        0        0
SHIRE PLC                      SPONSORED ADR    82481r106    82603   879405 SH       SOLE                   879405        0        0
TJX COS INC NEW                COM              872540109    48045   866140 SH       SOLE                   866140        0        0
VIACOM INC NEW                 CL B             92553p201   120142  3101250 SH       SOLE                  3101250        0        0
WILLIAMS COS INC DEL           COM              969457100   155554  6390883 SH       SOLE                  6390883        0        0